COMMITMENTS AND CONTINGENT LIABILITIES (Purchase obligation) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 38,530
2019 and thereafter
Total	$ 38,530	[1]

[1]	Consists of purchase obligations to certain suppliers.